STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant	$ 24.4
Rollovers	2.9
Employer	15.9
Total contributions	43.2
Investment income:
Interest income on notes receivable from participants	0.4
Net investment gain from Plan’s interest in Master Trust	68.5
Total investment income	68.9
Total additions	112.1
DEDUCTIONS
Benefit payments	47.0
Administrative expenses	0.3
Total deductions	47.3
NET INCREASE PRIOR TO PLAN TRANSFERS	64.8
Beginning of year	408.9
End of year	$ 473.7